SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2014
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

14. SUBSEQUENT EVENTS

Subsequent to June 30, 2014, through July 31, 2014, the Company obtained new financings totaling $60.9 Million, which are short-term borrowings, to meet its working capital needs.

In July 2014, the Company entered a framework agreement (the “Framework Agreement”) with China Seven Star Holdings Limited (“China Seven Star”), a Hong Kong listed company, regarding a partnership in potential sales to China Seven Star of no less than 200 megawatts (“MW”) of existing and new PV projects within 18 months. The parties subsequently signed a Memorandum of Understanding (“MOU”) which stipulates that ReneSola will sell to China Seven Star two utility-scale projects, both of which are completed and connected to the grid, with a total capacity of 9.7 MW in Bulgaria.